Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Principal Accounting Policies
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary. All transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: govern the financial and operating policies; appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its investments to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

Although PRC laws and regulations do not prohibit foreign-invested enterprises from obtaining such license, in practice, the supervisory authority, at its discretion, generally does not issue such license to a foreign-invested third-party mutual fund sales company. Therefore, the Company decided to conduct such business in China through Shanghai Jupai and its subsidiaries which are PRC domestic companies substantially beneficially owned by Mr. Tianxiang Hu, the Founder of the Company. Since the Company does not have any equity interests in Shanghai Jupai, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Shanghai Juxiang, entered into a series of contractual arrangements, or Control Documents with Shanghai Jupai and its shareholders (“Jupai VIE”), pursuant to which the Company is entitled to receive effectively all economic benefits generated from Shanghai Jupai shareholders’ equity interests in it.

Since the Company acquired Scepter in July 2015, Scepter, its subsidiaries, Shanghai E-Cheng and Shanghai E-Cheng’s subsidiaries were included in the consolidated financial statements. Scepter is engaged in asset management service business. Foreign-invested enterprises incorporated in the PRC are not expressively prohibited from providing asset management services in PRC. However, according to local business practice, as a general partner of a fund, Scepter must invest as a limited partner before the fund is established. Some investments of the fund managed by the Scepter are in the foreign-invested enterprise prohibited, or not encouraged industries, which requires all investors not to be foreign-invested enterprises. Therefore Scepter provides asset management services through its VIE entities. To provide Scepter effective control over and the ability to receive substantially all of the economic benefits of its VIE and its subsidiaries, Scepter’s wholly owned subsidiary Shanghai Baoyi, entered into a series of contractual arrangements with Shanghai E-Cheng, the “VIE” and its respective shareholders, respectively. (Hereafter, the VIE structure under Scepter is called “Scepter VIE”.) In 2017, the agreements of Scepter VIE have been updated for changing its PRC national shareholders with others staying the same.

The agreements of Jupai VIE and Scepter VIE that provide the Company effective control over the VIE include:

(i)	Voting Rights Proxy Agreement
(1)

Jupai VIE: Each shareholder of Shanghai Jupai has executed a power of attorney to grant Shanghai Juxiang the power of attorney to act on his or her behalf on all matters pertaining to Shanghai Jupai and to exercise all of his or her rights as a shareholder of the Shanghai Jupai, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement will remain in effect unless Shanghai Juxiang terminates the agreement by giving a 30-day prior written notice or gives its consent to the termination by Shanghai Jupai.

(2)

Scepter VIE: Each of the shareholders of Shanghai E-Cheng irrevocably granted any person designated by Shanghai Baoyi the power to exercise all voting rights to which he will be entitled to as shareholder of Shanghai E-Cheng at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if Shanghai Baoyi gives the other Parties written notice requiring the extension thereof and the same mechanism will apply subsequently upon the expiration of each extended term.

(ii)	Call Option Agreement
(1)

Jupai VIE: The shareholders of Shanghai Jupai granted Shanghai Juxiang or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests or assets in Shanghai Jupai when and to the extent permitted by PRC law. Shanghai Juxiang or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Shanghai Juxiang’s written consent, the shareholders of Shanghai Jupai shall not transfer, donate, pledge, or otherwise dispose any equity interests of Shanghai Jupai in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement can be early terminated by Shanghai Juxiang, but not by Shanghai Jupai or its shareholders.

(2)

Scepter VIE: Each of shareholders of Shanghai E-Cheng has entered into an Exclusive Call Option Agreement with Baoyi. Pursuant to these agreements, each of the shareholders of Shanghai E-Cheng has granted an irrevocable and unconditional option to Shanghai Baoyi or its designees to acquire all or part of such shareholder’s equity interests in Shanghai E-Cheng at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in Shanghai E-Cheng will be equal to the registered capital of Shanghai E-Cheng, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, Shanghai E-Cheng irrevocably and unconditionally granted Baoyi an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of Shanghai E-Cheng. The exercise price for purchasing the assets of Shanghai E-Cheng will be equal to its respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by Shanghai Baoyi or its designees.

The agreements that transfer economic benefits to the Company include:

(i)	Consulting Services Agreement, Operating Agreement and Exclusive Support Agreement
(1)

Jupai VIE: Shanghai Jupai engages Shanghai Juxiang as its exclusive technical and operational consultant and under which Shanghai Juxiang agrees to assist in arranging the financial support necessary to conduct Shanghai Jupai’s operational activities. Shanghai Jupai shall not seek or accept similar services from other providers without the prior written approval of Shanghai Juxiang. The agreements will be effective as long as Shanghai Jupai exists. Shanghai Juxiang may terminate this agreement at any time by giving a prior written notice to Shanghai Jupai.

(2)

Scepter VIE: Pursuant to an Exclusive Support Agreement between Shanghai Baoyi and Shanghai E-Cheng, Shanghai Baoyi provides Shanghai E-Cheng with a series of consultancy services on an exclusive basis and is entitled to receive related fees. The term of this Exclusive Support Agreement will expire upon dissolution of Shanghai E-Cheng. Unless expressly provided by this agreement, without prior written consent of Shanghai Baoyi, Shanghai E-Cheng may not engage any third party to provide the services offered by Shanghai Baoyi under this agreement.

(ii)	Equity Interest Pledge Agreement
(1)

Jupai VIE: The shareholders of Shanghai Jupai pledged all of their equity interests in Shanghai Jupai to Shanghai Juxiang as collateral to secure their obligations under the above agreement. If the shareholders of Shanghai Jupai or Shanghai Jupai breach their respective contractual obligations, Shanghai Juxiang, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreement, the shareholders of Shanghai Jupai shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in Shanghai Jupai without prior written consent of Shanghai Juxiang. This pledge will remain effective until all the guaranteed obligations are performed. The equity pledges of Shanghai Jupai have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

(2)

Scepter VIE: Each of the shareholders of Shanghai E-Cheng has also entered into an equity pledge agreement with Shanghai Baoyi. Pursuant to which these shareholders pledged their respective equity interest in Shanghai E-Cheng to guarantee the performance of the obligations of Shanghai E-Cheng. If Shanghai E-Cheng or its shareholders breach any of their respective obligations under any of these agreements, Shanghai Baoyi, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of Shanghai E-Cheng cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in Shanghai E-Cheng without prior written consent of Shanghai Baoyi. The equity pledge right enjoyed by Shanghai Baoyi will expire when shareholders of Shanghai E-Cheng have fully performed their respective obligations under the above agreements. The equity pledges of Shanghai E-Cheng have been registered with the relevant local branch of SAIC. The shareholders of Shanghai E-Cheng are in the process of applying with the local branch of SAIC in Shanghai for registration of their equity interest pledge.

(iii)

Loan Agreement for Scepter VIE. Under the Loan Agreement among the shareholders of Shanghai E-Cheng and Shanghai Baoyi, Shanghai Baoyi granted an interest-free loan to the shareholders of Shanghai E-Cheng, solely for their purchase of the equity interests of Shanghai E-Cheng. The loan is interest free and the term of the loan is (i) the expiration of 20 years from the date of the loan agreement, (ii) the expiration of Shanghai Baoyi’s operation term or (iii) the expiration of Shanghai E-Cheng’s operation term whichever is the earliest.

Under the above agreements, the shareholders of Shanghai Jupai/Shanghai E-Cheng irrevocably granted Shanghai Juxiang/Shanghai Baoyi the power to exercise all voting rights to which they were entitled. In addition, Shanghai Juxiang/Shanghai Baoyi have the option to acquire all of the equity interests in Shanghai Jupai/Shanghai E-Cheng, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Shanghai Juxiang/Shanghai Baoyi is entitled to receive service fees for certain services to be provided to Shanghai Jupai/Shanghai E-Cheng.

The Call Option Agreement and Voting Rights Proxy Agreement provide the Company effective control over the VIEs and their subsidiaries, while the Equity Interest Pledge Agreements secure the obligations of the shareholders of Shanghai Jupai and Shanghai E-Cheng under the relevant agreements. Because the Company, through Shanghai Juxiang and Shanghai Baoyi, has (i) the power to direct the activities of Shanghai Jupai and Shanghai E-Cheng that most significantly affect the entities’ economic performance and (ii) the right to receive substantially all of the benefits from Shanghai Jupai and Shanghai E-Cheng, the Company is deemed the primary beneficiary of Shanghai Jupai and Shanghai E-Cheng. Accordingly, the Company has consolidated the Shanghai Jupai and Shanghai E-Cheng’s financial results of operations, assets and liabilities, and cash flows in the Company’s consolidated financial statements.

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•

Shanghai Jupai and Shanghai E-Cheng and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•

Shanghai Jupai and Shanghai E-Cheng and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Equity Interest Pledge Agreements have been registered by the shareholders of Shanghai Jupai and Shanghai E-Cheng with the relevant office of the administration of industry and commerce, however, the VIEs or the Group may fail to meet other requirements. Even if the contractual agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

As of December 31, 2017, the Group had variable interests in various investment funds and contractual funds that are VIEs but determined that it was not the primary beneficiary and, therefore, was not consolidating the VIEs. The maximum potential financial statement loss the Group could incur if the investment funds and contractual funds were to default on all of their obligations is (i) the loss of value of the interests in such investments that the Group holds, including equity investments recorded in investment in affiliates and investment at cost method in the consolidated balance sheet, and (ii) any one-time commissions, management fee and other service fees receivables recorded in amount due from related parties. The following table summarizes the Company’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2017 and 2016, respectively.

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Amount due from related parties	39,258,288	12,064,450	1,854,272
Investments	37,264,623	36,150,192	5,556,183
Maximum exposure to loss in non-consolidated VIEs	76,522,911	48,214,642	7,410,455

The following amounts and balances of Shanghai Jupai and Shanghai E-Cheng and their subsidiaries were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Cash and cash equivalents	590,606,072	690,746,313	106,165,764
Short-term investments	5,210,000	8,403,612	1,291,612
Accounts receivable (net of allowance for doubtful accounts)	2,217,032	21,518,406	3,307,318
Other receivables	17,115,966	5,347,169	821,845
Amounts due from related parties	18,600,587	111,677,886	17,164,577
Deferred tax assets— current	54,514,909	—	—
Other current assets	4,799,791	4,530,389	696,308
Long-term investments	50,450,000	50,450,000	7,754,023
Investment in affiliates	65,324,060	146,335,509	22,491,356
Property and equipment, net	9,270,856	5,789,030	889,758
Intangible assets, net	—	24,125,958	3,708,092
Other non-current assets	1,159,664	7,644,721	1,174,972
Deferred tax assets— non-current	3,818,230	62,207,252	9,561,080

Total assets	823,087,167	1,138,776,245	175,026,705

Accrued payroll and welfare expenses	13,202,322	17,211,922	2,645,424
Income tax payable	88,720,024	11,589,669	1,781,300
Other tax payable	30,650,996	13,137,192	2,019,149
Dividend payable	10,160,503	—	—
Deferred revenue — current from related parties	117,167,110	152,688,070	23,467,727
Deferred revenue — current	36,098,862	16,639,706	2,557,476
Amount due to related parties-current	1,435,700	2,000,000	307,394
Other current liabilities	1,737,863	6,467,967	994,108
Non-current uncertain tax position liabilities	5,938,816	—	—
Deferred revenue — non-current from related parties	74,798,150	58,319,769	8,963,584
Deferred revenue — non-current	5,583,565	5,426,548	834,045

Total liabilities	385,493,911	283,480,843	43,570,207

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
Net revenues	240,154,536	732,980,901	627,016,422	96,370,660
Third party	80,417,496	98,500,261	108,640,382	16,697,721
Related party	159,737,040	634,480,640	518,376,040	79,672,939
Operating cost and expenses	166,671,341	403,582,170	405,103,864	62,263,324
Net income attributable to Jupai shareholders	49,097,295	131,718,076	224,603,316	34,520,898
Cash flows generated from operating activities:	231,200,063	277,276,364	174,718,889	26,853,802
Cash flows generated from (used in) investing activities:	(30,079,891)	15,580,919	(58,426,145)	(8,979,934)
Cash flows generated from (used in) financing activities:	(1,080,093)	775,000	(16,152,503)	(2,482,594)

The VIEs contributed an aggregate of 40%, 65% and 37% of the consolidated net revenues for the years ended December 31, 2015, 2016 and 2017, respectively and an aggregate of 32%, 63% and 55% of the consolidated net income attributable to Jupai shareholders for the years ended December 31, 2015, 2016 and 2017, respectively. As of December 31, 2016 and 2017, the VIEs accounted for an aggregate of 39% and 43%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 15 for disclosure of restricted net assets.

Use of Estimates

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine the liability for uncertain tax positions, allowance for doubtful accounts, valuation allowance for deferred tax assets, fair value measurement of underlying investment portfolios of the funds that the Group invests, assumptions related to the consolidation of entities in which the Group holds variable interests, assumptions related to the valuation of share-based compensation, including estimation of related forfeiture rates, revenue multiple element allocation in terms of one-time, recurring and other service fees, and assumption used to determine the useful life of intangible assets acquired.

Concentration of Credit Risk

(d) Concentration of Credit Risk

The Group is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, accounts receivable, other receivables, amounts due from related party and investments. All of the Group’s cash and cash equivalents and a majority of investments are held with financial institutions that Group management believes to be of high credit quality.

Substantively all revenues were generated within China.

There were no product providers or underlying corporate borrowers which accounted for 10% or more of total revenues for the years ended December 31, 2015, 2016, and 2017.

Entrusted investments

(e) Entrusted investments

In the past, the Group sometimes purchased the same financial product with its customers using its own funds but under the customers’ name, aiming to pursue higher return. The concerned customers are obliged to return the principle and gain to the Group at the maturity of the financial products. The Group bears both the product risk and the credit risk. The Group assessed the collectability of such entrusted investment based on factors surrounding the credit risk of specific customers like the length of time the investments are past due, previous loss history and the counterparty’s current ability to fulfill its obligation and did not provide any allowance for such investment due to the remote possibility of collection failure. The Group has terminated such practice of co-investment since August 2014.

Investments in Affiliates

(f) Investments in Affiliates

Affiliated companies are entities over which the Group does not control. The Group accounts for common-stock-equivalent equity investments in entities over which it has significant influence but does not own a majority voting interest or otherwise control using the equity method.  The Group generally considers an ownership interest of 20% or higher to represent significant influence. Under the equity method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s share of losses in an affiliated company equals or exceeds its carrying amount of the investment in the affiliated company, the Group does not recognize further losses, unless the Group has guaranteed the obligations of the affiliated company or is otherwise committed to provide further financial support for the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group did not record any impairment loss for the years ended December 31, 2015, 2016 and 2017.

The Group also considers it has significant influence over the funds that it serves as general partner or fund manager, and the Group’s ownership interest in these funds as limited partner is generally much lower than 5%. These funds are not consolidated by the Group based on the facts that the Group does not have control over the funds given substantive kick-out rights held by unrelated limited partners that allow them to remove the general partner without cause, and/or substantive participating rights that allow them to participate in certain financial and operating decisions of the limited partnership in the ordinary course of business. The equity method of accounting is accordingly used for investments by the Group in these funds. If an investee fund meets the definition of an Investment Company, it’s required to be reported at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ net income. For real estate projects, the group recorded its pick-up one quarter in arrears to enable it to have more time to collect and analyze the investments’ operating results. For other investee funds, the group recorded its pick-up based on current period net income.

Fair Value of Financial Instruments

(g) Fair Value of Financial Instruments

The Group records certain of its financial assets at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Business combinations

(h) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. The consideration of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill. Transaction costs directly attributable to the acquisition are expensed as incurred.

Cash and Cash Equivalents

(i) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Accounts receivable, net

(j) Accounts receivable, net

Accounts receivable mainly represent amounts due from product providers or underlying corporate borrowers and are recorded net of allowance for doubtful accounts. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the product providers or underlying corporate borrowers’ payment history, creditworthiness, financial conditions of the product providers or underlying corporate borrowers and industry trend. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable is likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Investments

(k) Investments

The Group invests in debt securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities include trust products, asset management plans and real estate funds that have a stated maturity and normally pay a prospective fixed rate of return. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their remaining contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value included in other comprehensive income.

For equity investment over which the company does not have significant influence, the group records in investments at cost method.

The Group reviews its investments, except for those classified as trading securities, for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the equity investment’s estimated fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss for the difference between the fair value and the cost basis of the investment.

Non-controlling interests

(l) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and non-controlling interests.

Below is changes in the Group’s ownership interest in its subsidiary on the Group’s equity.

	As of December 31,
	2015 RMB	2016 RMB	2017 RMB	2017 USD
Net income attributable to Jupai shareholders	153,476,506	207,583,868	409,492,179	62,937,796
Transfers from the noncontrolling interest
Increase in Jupai’s paid-in-capital for purchase shares of UP Capital Asset Management Ltd.	—	—	1,411,129	216,887
Increase in Jupai’s paid-in-capital for purchase of shares of Jupeng	—	—	13,305,431	2,045,007

Net transfers from noncontrolling interest	—	—	14,716,560	2,261,894
Change from net income attributable to Jupai and transfers from noncontrolling interest	153,476,506	207,583,868	424,208,739	65,199,690

Property and Equipment, net

(m) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Revenue Recognition

(n) Revenue Recognition

The Group derives revenue primarily from one-time commissions and recurring service fees paid by product providers for whom the Group distributes wealth management products, and recurring management fee and carried interest paid by funds the Group manages. Starting from the second half of 2016, the Group also began to earn other service fees for consulting services provided to other companies.

The Group recognizes revenues when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes and surcharges.

Deferred revenues are recognized when payments are received in advance of the revenue being earned. Certain contracts require that a portion of the payment be deferred until the end of the wealth management product’s life or other specified contingencies.

The Group sometimes engages third party agents in promoting financial products and pays a channel fee accordingly, in which the Group recognizes revenue on a net basis by deducting the channel fee it pays to the third party agents.

One-time Commissions

The Group enters into one-time commission agreements with product providers or underlying corporate borrowers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a wealth management product, the Group earns a one-time commission from product providers or underlying corporate borrowers, calculated as a percentage of the wealth management products purchased by its clients. The Group defines the “establishment of a wealth management product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Group’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a wealth management product. Revenue is recorded upon the establishment of the wealth management product, when the provision of service concludes and the fee becomes fixed and determinable, assuming all other revenue recognition criteria have been met, and there are no future obligations or contingencies.

Recurring Service Fees

Recurring service fee includes service fee and carried interest. It arises from on-going services provided to product providers after the distribution of wealth management product including investment relationship maintenance and coordination and product reports distribution. It is calculated as a percentage of the total value of investments in the wealth management products purchased by the Group’s clients, calculated at the establishment date of the wealth management product. As the Group provides these services throughout the contract term, revenue is recognized over the contract term, assuming all other revenue recognition criteria have been met. For certain products, recurring service fees may also include a variable performance fee contingent upon the performance of the underlying investment, which is not recognized until the contingent criteria are met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Recurring Management Fees

Recurring management fee arises from the fund management services provided to funds the Group manages, including management fee and carried interest. Management fees are computed as a percentage of the capital contribution in a fund and are recognized as earned over the specified contract period. Carried interest represents preferential allocations of profits that are a component of the Group’s general partnership interests and fund managing interests in the limited partnership and contractual funds and is not recognized until the end of the fund’s contract term when the carried interest is determined and distributed. Management fee received in advance of the specified contract period and in the limited circumstances carried interest received before the end of the fund’s contract term are recorded as deferred revenues.

Other service fees

Other service fee refers to revenue generated from consulting services provided to peers in asset management industry and other companies seeking for equity investment. Service fees are negotiated case by case, and are specified in agreements before services are provided. Revenue is recognized upon completion of the services when collectability is reasonably assured.

Multiple Element Arrangements

The Group enters into multiple element arrangements when a product provider or underlying corporate borrower engages it to provide both wealth management marketing and recurring services or other services. The Group also provides wealth management marketing, recurring services and other services to funds that it serves as general partner/co-general partner or fund manager.

Both wealth management marketing and recurring services represent separate units of accounting. The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement each unit of accounting to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s products and services contain certain level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar products or funds, market conditions, specification of the services rendered and pricing practices.

The Group has vendor specific objective evidence of selling price for its wealth management marketing services as it provides such services on a stand-alone basis. For certain wealth management marketing services related to private equity products, if vendor specific objective evidence is not available, the Group adopts BESP to establish selling prices. The Group has not sold its recurring services or other services on a stand-alone basis. However, the recurring management fee or recurring service fee the Group charges as general partner /co-general partner or fund manager/fund advisor is consistent with the fee at which the Group would transact if the recurring services were sold regularly on a stand-alone basis. Other service fees the Group charges for consulting services is consistent with that at which the Group would quote if the service is provided on a stand-alone basis. As such, the Group believes the fee it charges represents their best estimate of the selling price for its recurring services and other services. The Group allocates arrangement consideration based on the relative selling price, which is equivalent to the fees charged for each of the respective units of accounting, as described above. Revenue for the respective units of accounting is also recognized in the same manner as described above.

Sales Related Tax and Related Surcharges

(o) Sales Related Tax and Related Surcharges

The Group is subject to value-added tax (“VAT”), business tax, education surtax, and urban maintenance and construction tax, on the services provided in the PRC. Business tax and related surcharges are primarily levied based on revenues at rates of 5% and are recorded as a reduction of revenues.

With the rollout of the Value-added Tax (“VAT”) reform on May 1, 2016, business tax is no longer applicable to the Group, and the applicable VAT rate for the Group is 3% to 6%.

Cost of Revenues

(p) Cost of Revenues

Cost of revenue includes salaries and performance-based commissions of relationship managers and business development team, and expenses incurred in connection with product-specific client meetings and other events.

Selling Expenses

(q) Selling Expenses

Selling expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, brand promotion costs, and agency fees. Brand promotion costs are expensed as incurred.

Brand promotion costs in connection with the provision of marketing and promotion services consisted of fees the Group paid to third party venders for brand promotion on various online and offline channels. Such costs were included as selling expenses in the consolidated statements of operations and totaled RMB924,505, RMB8,453,323 and RMB 12,021,015 for the years ended December 31, 2015, 2016 and 2017, respectively.

Intangible assets, net

(r) Intangible assets, net

Acquired intangible assets mainly consist of customer contracts, internal-used software and licenses from business combinations and are recorded at fair value on the acquisition date. Customer contracts, internal-used software and certain licenses are amortized using a straight-line method. Most of the licenses are determined to be infinite, and not subject to amortization.

Estimated Useful Lives in Years
Customer contracts	3.5 yeas
Internal-used software	10 years
Licenses amortized	Shorter of the legal rights or expected useful life

Impairment of long-lived assets

(s) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.

The Group evaluates intangible asset that is not subject to amortization for impairment annual and more frequently if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group conducts quantitative impairment test for indefinite-lived intangible asset and compares of the fair value of the asset with its carrying amount. The Group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset. After an impairment loss is recognized, the Group uses adjusted carrying amount of the intangible asset as its new accounting basis.

Goodwill

(t) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with Accounting Standards Codification (“ASC”) 350-20, a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment (“step 0”), that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a two-step quantitative impairment test is mandatory. The Company may also elect to proceed directly to the two-step impairment test without considering qualitative factors.

The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Income Taxes

(u) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. According to ASU 2015-17, the Group recognized deferred tax assets and liabilities as non-current asstes and liabilities for the year ended December 31,2017. Prior balances were not retrospectively adjusted.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate for the Group includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheet.

Share-Based Compensation

(v) Share-Based Compensation

The Group recognizes share-based compensation based on the grant date fair value of equity awards, with compensation expense recognized over the vesting period. Share-based compensation expense is classified in the consolidated statements of operations based upon the job function of the grantee. The Group accounts for a cancellation or settlement of an equity settled share-based payment award as an acceleration of vesting, and recognize immediately the amount that otherwise would have been recognized for services received over the remainder of the vesting period. The Group also estimates expected forfeitures and recognizes compensation cost only for those share-based awards expected to vest. Actual forfeitures may differ from those estimated by the Group which would affect the amount of share-based compensation to be recognized.

Government Grants

(w) Government Grants

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for registering and operating business in certain local districts and are typically granted based on the amount of value-added tax, business tax, and income tax payment generated by the Group in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purpose. The local governments have final discretion as to the amount of cash subsidies.

Cash subsidies are included in other operating income and recognized when received and when all the conditions for their receipt have been satisfied.

Net Income per Share

(x) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. The Group has determined that its Series B convertible redeemable preferred shares issued in 2014 are participating securities as the convertible redeemable preferred shares participate in the undistributed earnings on the same basis as the ordinary shares for the periods applicable. Accordingly, the Group has used the two-class method of computing earnings per share.

Under this method, net income attributable to the Jupai shareholders is allocated on a pro-rata basis to the ordinary and convertible redeemable preferred shares to the extent that each class may share in income for the period. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of the two-class method or the if-converted method.

Upon the IPO, the Series B convertible redeemable preferred shares were converted into ordinary shares in 2015 and accordingly, the two-class method was not applied since the 2016 net income per share calculation.

Diluted net income per share is computed by giving effect to all potential dilutive shares, including convertible redeemable preferred shares, stock options and unvested restricted shares. To calculate the number of shares for diluted income per share, the effect of the stock options and restricted share units is computed using the treasury stock method.

Operating Leases

(y) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Certain of the Group’s facility leases provide for a free rent period. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Foreign Currency Translation

(z) Foreign Currency Translation

The functional currency of the Company, Jupai Investment International, Scepter Holdings Limited, and Scepter Pacific Limited is the United States dollar (“U.S. dollar”). The functional currency of Jupai Hong Kong, UP Capital Asset Management Ltd., Non-Linear Investment Management Ltd., is the Hong Kong Dollar (“HKD”). The subsidiaries in the PRC and the VIEs determined their functional currency to be the Chinese Renminbi(“RMB”). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Assets and liabilities of the Group’s overseas entities denominated in currencies other than RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Effective July 1, 2016, the Company changed its reporting currency from US$ to RMB. The aligning of the reporting currency with the underlying operations better reflects the Company’s results of operations for each period, and reduces the impact that the increased volatility of the Renminbi to U.S. dollars exchange rate will have on the Company’s reported operating results. Prior to July 1, 2016, the Company reported its annual and quarterly consolidated balance sheets and consolidated statements of income and comprehensive income and shareholder’s equity and cash flows in US$. The related financial statements prior to July 1, 2016 have been recast to RMB as if the financial information originally had been presented in RMB since the earliest periods presented. The change in reporting currency resulted in cumulative foreign currency translation adjustment of RMB34,375,809 and RMB44,026,895 for the year ended December 31, 2015 and 2016, respectively.

Translations of amounts from RMB into US$ are solely for the convenience of the readers and were calculated at the rate of US$1.00 for RMB6.5063 on December 29, 2017, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2017, or at any other rate.

Comprehensive Income

(aa) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income, foreign currency translation adjustments, fair value changes of available-for-sale investments, net of tax effect.

Recently issued accounting pronouncements

(ab) Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”, which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The accounting guidance also requires additional disclosure regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 can be adopted using one of two retrospective application methods. In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606), Deferral of the Effective Date”, which defers the effective date of ASU 2014-09 by one year, to fiscal years beginning after December 15, 2017, and interim periods therein.

Additionally, the FASB issued the following various updates affecting the guidance in ASU 2014-09. The effective dates and transition requirements are the same as those in ASC Topic 606 above. In March 2016, FASB issued an amendment to the standard, ASU 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations” Under the amendment, an entity is required to determine whether the nature of its promise is to provide the specified good or service itself (that is, the entity is a principal) or to arrange for that good or service to be provided by the other party (as an agent). In April 2016, FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing”, to clarify identifying performance obligations and the licensing implementation guidance, which retaining the related principles for those areas. In May 2016, the FASB issued ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients”. This update addresses narrow-scope improvements to the guidance on collectability, noncash consideration and completed contracts at transition. The update provides a practical expedient for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. Then, in December 2016, the FASB issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers”. The updates in ASU 2016-20 affect narrow aspects of the guidance issued in ASU 2014-09.

The Group has substantially completed the assessment of all revenue from existing contracts with customers and expects to implement this standard on a modified retrospective approach. The timing and amount of revenue recognition under the new standard is not expected to differ materially from the current revenue standard. The Company will adopt the new revenue recognition guidance effective January 1, 2018.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments (Topic 825): Recognition and Measurement of Financial Assets and Liabilities (“ASU 2016-01”). The amended guidance (i) requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; (ii) eliminates the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is currently required to be disclosed for financial instruments measured at fair value; (iii) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments and (iv) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The amended guidance should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amended guidance related to equity securities without readily determinable fair values (including the disclosure requirements) should be applied prospectively to equity investments that exist as of the date of adoption. The Group is currently evaluating the impact of this guidance on the financial statements. The Group will adopt this guidance since January 1, 2018.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). The update is intended to improve financial reporting in regards to how certain transactions are classified in the statement of cash flows. This update requires that debt extinguishment costs be classified as cash outflows for financing activities and provides additional classification guidance for the statement of cash flows. The update also requires that the classification of cash receipts and payments that have aspects of more than one class of cash flows to be determined by applying specific guidance under generally accepted accounting principles. The update also requires that each separately identifiable source or use within the cash receipts and payments be classified on the basis of their nature in financing, investing or operating activities. The update is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group expects no material impact of adoption of this guidance on the consolidated financial statements.

In October 2016, FASB issued ASU 2016-16, Income Taxes (Topic 740).  Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party.  Under the new standard, an entity is to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs.  The new standard does not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory.  The new standard is effective for annual periods beginning after December 15, 2017, including interim reporting periods within those annual periods.  The Group expects no material impact of adoption of this guidance on the consolidated financial statements.

In October 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash. The update applies to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows. The update addresses diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows, and requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The update is effective for public companies for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The updates should be applied using a retrospective transition method to each period presented. The Group expects no material impact of adoption of this guidance on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The update affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The update is intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update provides a more robust framework to use in determining when a set of assets and activities is a business, and also provides more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable. For public companies, the update is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The Group chose to early adopt this guidance on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. The update also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The update should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition. For public companies, the update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.